Allowance for Credit Losses - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Reinsurance recoverable, allowance for credit loss	$ 0.3	$ 0.5	$ 0.3
Increase (decrease) in allowance for credit losses	(0.2)	0.2
Net reinsurance recoverable	$ 437.3	$ 452.7
Standard & Poor's, A- Rating Or Better
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, credit quality, percentage	1	0.97
Standard & Poor's, BBB or BB Rating
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, credit quality, percentage	0	0.03